Income Tax (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryovers	$ 1,132	$ 140,812
Change in the valuation allowance	$ 398	$ 320,314